Provisions and Contingent Liabilities - Summary of Provision (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions [line items]
Provision	$ 212.7	$ 202.9
Current portion	98.5	103.1
Non-current portion	114.2	99.8
Product warranties [member]
Disclosure of provisions [line items]
Provision	73.9	67.1
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provision	55.4	66.4
Current portion	16.7	21.4
Non-current portion	38.7	45.0
Taxes [member]
Disclosure of provisions [line items]
Provision	34.5	41.7
Post retirement benefits [member]
Disclosure of provisions [line items]
Provision	27.9	11.7
Other environment related provision [member]
Disclosure of provisions [line items]
Provision	1.4	0.3
Other [member]
Disclosure of provisions [line items]
Provision	$ 19.6	$ 15.7